Chemicals Portfolio
Fund Summary Fund: Chemicals Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Chemicals Portfolio Class: Chemicals Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Chemicals Portfolio Class: Chemicals Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.29%
Total annual fund operating expenses	0.85%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Chemicals Portfolio Class: Chemicals Portfolio
1 year	87
3 years	271
5 years	471
10 years	1,049

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 119% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, or marketing of products or services related to the chemical process industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Chemical Industry Concentration. The chemical industry can be significantly affected by intense competition, product obsolescence, raw materials prices, and government regulation, and can be subject to risks associated with the production, handling, and disposal of hazardous components.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	25.28%	September 30, 2009
Lowest Quarter Return	-31.90%	December 31, 2008
Year-to-Date Return	18.14%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Chemicals Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Chemicals Portfolio	0.29%	9.54%	11.69%
Return After Taxes on Distributions Class: Chemicals Portfolio	0.19%	9.14%	11.10%
Return After Taxes on Distributions and Sale of Fund Shares Class: Chemicals Portfolio	0.32%	8.18%	10.27%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI® U.S. IM Chemicals 25/50 Index (reflects no deduction for fees, expenses, or taxes)	(1.08%)	7.47%	9.14%

Retail | Gold Portfolio
Fund Summary Fund/Class: Gold Portfolio/Gold Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Retail Gold Portfolio Class: Gold Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Retail Gold Portfolio Class: Gold Portfolio
Management fee		0.56%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.33%
Acquired fund fees and expenses	[1]	0.01%
Total annual operating expenses	[2]	0.90%
Fee waiver and/or expense reimbursement	[1]	0.01%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.89%
[1]	The fund may invest in a wholly-owned subsidiary. The subsidiary has entered into a separate contract with Fidelity Management & Research Company (FMR) for the management of its portfolio pursuant to which the subsidiary pays FMR a fee at an annual rate of 0.30% of its net assets. The subsidiary also pays certain other expenses including custody fees. FMR has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMR by the subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Gold Portfolio Class: Gold Portfolio
1 year	91
3 years	284
5 years	493
10 years	1,096

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks and in certain precious metals.
  Investing primarily in companies engaged in exploration, mining, processing, or dealing in gold, or to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.
  Normally investing at least 80% of assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins.
  Investing up to 25% of assets in gold and other precious metals through a wholly-owned subsidiary.
  Potentially investing in other precious metals, instruments whose value is linked to the price of precious metals, and securities of companies that manufacture and distribute precious metal and minerals products (such as jewelry, watches, and metal foil and leaf) and companies that invest in other companies engaged in gold and other precious metal and mineral-related activities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Gold Industry Concentration. The gold industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, central bank movements, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries, as well as supply and demand for gold and operational costs associated with mining.
  Subsidiary Risk. Investment in an unregistered subsidiary is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with the gold industry. Changes in tax and other laws could negatively affect investments in the subsidiary.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	35.72%	March 31, 2002
Lowest Quarter Return	-28.72%	September 30, 2008
Year-to-Date Return	-3.46%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Retail Gold Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Gold Portfolio	(16.34%)	9.17%	18.26%
Return After Taxes on Distributions Class: Gold Portfolio	(17.51%)	7.69%	16.60%
Return After Taxes on Distributions and Sale of Fund Shares Class: Gold Portfolio	(10.14%)	7.37%	15.82%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
S&P® Global BMI Gold Capped Index (reflects no deduction for fees, expenses, or taxes)	(16.56%)	6.84%	16.24%

Retail | Materials Portfolio
Fund Summary Fund/Class: Materials Portfolio/Materials Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Retail Materials Portfolio Class: Materials Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Retail Materials Portfolio Class: Materials Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.29%
Total annual operating expenses	0.85%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Materials Portfolio Class: Materials Portfolio
1 year	87
3 years	271
5 years	471
10 years	1,049

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 94% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Materials Industry Concentration. The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import and export controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to October 1, 2006, the fund was named Industrial Materials Portfolio, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	26.47%	September 30, 2009
Lowest Quarter Return	-30.14%	December 31, 2008
Year-to-Date Return	12.72%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Retail Materials Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Materials Portfolio	(8.20%)	7.32%	12.81%
Return After Taxes on Distributions Class: Materials Portfolio	(8.41%)	7.00%	12.26%
Return After Taxes on Distributions and Sale of Fund Shares Class: Materials Portfolio	(5.06%)	6.29%	11.34%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI® U.S. IM Materials 25/50 Index (reflects no deduction for fees, expenses, or taxes)	(9.30%)	2.96%	7.69%